Consolidated Statement of Cash flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash provided (used) from operating activities
Net Income (Loss)	$ (1,136,177)	$ (288,702)	$ (1,170,666)	$ (490,234)
Depreciation	187,710	0	232,271
Gain on Debt Settlement	(312,583)
Change in Accounts Receivable	(59,596)	0	(36,274)
Change in inventory	$ (113,102)	(76,900)	(292,232)
Shares and warrants issued	1,457,878
Change in other assets	$ (3,110)	0	(64,511)
Change in JV liabilities	0	900,000	600,000
Change in Accounts Payable and Accrued Expenses	272,781	603,804	1,388,237	433,115
Change in Accrued Expenses - related party	4,043	0	14,235
Change in Unearned Revenue	(14,415)	0	149,966
Net cash provided (used) from operating activities	283,429	1,138,202	821,026	(57,119)
Cash used in investing activities
Purchase of Equipment	(297,130)	(2,107,450)	(2,302,687)
Investment in series B			(50,000)
Shareholder loan			(50,000)
Investment in XLR			(300,000)
Net cash used in investing activities	(297,130)	(2,107,450)	(2,702,687)
Cash provided by financing activities
Proceeds from Notes Payable	777,778	641,100	1,452,500	40,800
Payment on Notes Payable	(202,300)
Contributed Capital	0	358,296	379,521	17,364
Proceeds from Notes Payable related parties	(29,300)	0	120,800
Net cash provided by financing activities	546,178	999,396	1,952,821	58,164
Net Increase (Decrease) In Cash	532,477	30,148	71,160	1,045
Cash At Beginning of Period	72,205	1,045	1,045
Cash At End of Period	604,682	31,189	$ 72,205	$ 1,045
Supplemental Cashflow Information
Interest Paid	0	0
Taxes Paid	$ 0	$ 0